Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Capital in Excess of Par [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Air Products Shareholders' Equity [Member]	Noncontrolling Interest [Member]
Balance, beginning of period at Sep. 30, 2013	$ 7,198.9	$ 249.4	$ 799.2	$ 9,646.4	$ (1,020.6)	$ (2,632.3)	$ 7,042.1	$ 156.8
Net income	1,020.5			991.7			991.7	28.8
Other comprehensive income (loss)	(226.9)				(221.3)		(221.3)	(5.6)
Cash dividends	(641.8)			(641.8)			(641.8)
Share-based compensation expense	44.0		44.0				44.0
Issuance of treasury shares for stock option and award plans	125.4		(30.0)			155.4	125.4
Tax benefit of stock option and award plans	29.3		29.3				29.3
Dividends to noncontrolling interests	(24.4)							(24.4)
Purchase of noncontrolling interests	(0.5)		(0.5)				(0.5)
Other	(3.1)			(3.1)			(3.1)
Balance, end of period at Sep. 30, 2014	7,521.4	249.4	842.0	9,993.2	(1,241.9)	(2,476.9)	7,365.8	155.6
Net income	1,306.1			1,277.9			1,277.9	28.2
Other comprehensive income (loss)	(895.0)				(884.0)		(884.0)	(11.0)
Cash dividends	(687.9)			(687.9)			(687.9)
Share-based compensation expense	43.7		43.7				43.7
Issuance of treasury shares for stock option and award plans	102.2		(15.1)			117.3	102.2
Tax benefit of stock option and award plans	32.0		32.0				32.0
Dividends to noncontrolling interests	(38.0)							(38.0)
Purchase of noncontrolling interests	(0.5)		(0.3)				(0.3)	(0.2)
Other	(2.9)		2.4	(2.8)			(0.4)	(2.5)
Balance, end of period at Sep. 30, 2015	7,381.1	249.4	904.7	10,580.4	(2,125.9)	(2,359.6)	7,249.0	132.1
Net income	661.5			631.1			631.1	30.4
Other comprehensive income (loss)	(257.6)				(262.4)		(262.4)	4.8
Cash dividends	(733.7)			(733.7)			(733.7)
Share-based compensation expense	37.6		37.6				37.6
Issuance of treasury shares for stock option and award plans	127.1		(5.5)			132.6	127.1
Tax benefit of stock option and award plans	33.2		33.2				33.2
Dividends to noncontrolling interests	(33.6)							(33.6)
Other	(2.2)			(2.3)			(2.3)	0.1
Balance, end of period at Sep. 30, 2016	$ 7,213.4	$ 249.4	$ 970.0	$ 10,475.5	$ (2,388.3)	$ (2,227.0)	$ 7,079.6	$ 133.8